Legal and administrative proceedings (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Guarantee obligations bank guarantee	$ 2,900	$ 2,700
Cfem Related Proceedings [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	1,835	2,132
Assessments And Legal Proceedings Related To Pis Cofins [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	2,326	2,198
Tax On Services [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	739	738
Assessments And Legal Proceedings Related To Tax On Services [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	389	586
Environmental Litigations Iron Ore Operations In Itabira [Member]
IfrsStatementLineItems [Line Items]
Loss contingency damages sought value	$ 460	$ 524